Intangible asset (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	$ 39,822
Intangible assets, end of year	36,162	$ 39,822
Cost [Member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	118,819	118,819
Intangible assets, end of year	118,819	118,819
Accumulated amortization [Member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	(78,997)	(75,242)
Amortization charge	(3,660)	(3,755)
Intangible assets, end of year	$ (82,657)	$ (78,997)